Exhibit 99.1

World Omni Auto Receivables Trust 2023-C
Monthly Servicer Certificate
February 28, 2025

Dates Covered
Collections Period	02/01/25 - 02/28/25
Interest Accrual Period	02/18/25 - 03/16/25
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/17/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/25	521,934,944.72	27,336
Yield Supplement Overcollateralization Amount 01/31/25	44,928,549.19	0
Receivables Balance 01/31/25	566,863,493.91	27,336
Principal Payments	23,529,494.99	975
Defaulted Receivables	980,063.88	40
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/25	42,256,673.35	0
Pool Balance at 02/28/25	500,097,261.69	26,321

Pool Statistics	$ Amount	# of Accounts
Pool Factor	46.61%
Prepayment ABS Speed	1.46%
Aggregate Starting Principal Balance	1,163,498,581.79	43,008

Delinquent Receivables:
Past Due 31-60 days	7,656,861.47	317
Past Due 61-90 days	2,959,975.50	108
Past Due 91-120 days	547,774.30	20
Past Due 121+ days	0.00	0
Total	11,164,611.27	445

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.06%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.65%
Delinquency Trigger Occurred	NO

Recoveries	686,117.69
Aggregate Net Losses/(Gains) - February 2025	293,946.19
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.62%
Prior Net Losses/(Gains) Ratio	0.65%
Second Prior Net Losses/(Gains) Ratio	0.96%
Third Prior Net Losses/(Gains) Ratio	0.51%
Four Month Average	0.69%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.59%

Overcollateralization Target Amount	5,751,118.51
Actual Overcollateralization	5,751,118.51
Weighted Average Contract Rate	6.06%
Weighted Average Contract Rate, Yield Adjusted	10.98%
Weighted Average Remaining Term	44.09

Flow of Funds	$ Amount
Collections	27,042,509.62
Investment Earnings on Cash Accounts	11,773.56
Servicing Fee	(472,386.24)
Transfer to Collection Account	-
Available Funds	26,581,896.94

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,998,349.36
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	139,360.00
(5) Noteholders' Second Priority Principal Distributable Amount	185,431.17
(6) Class C Interest	71,859.58
(7) Noteholders' Third Priority Principal Distributable Amount	15,650,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,751,118.51
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,785,778.32

Total Distributions of Available Funds	26,581,896.94

Servicing Fee	472,386.24
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	991,900,000.00
Original Class B	31,200,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 02/18/25	515,932,692.86
Principal Paid	21,586,549.68
Note Balance @ 03/17/25	494,346,143.18

Class A-1
Note Balance @ 02/18/25	0.00
Principal Paid	0.00
Note Balance @ 03/17/25	0.00
Note Factor @ 03/17/25	0.0000000%

Class A-2a
Note Balance @ 02/18/25	40,573,545.87
Principal Paid	12,733,477.37
Note Balance @ 03/17/25	27,840,068.50
Note Factor @ 03/17/25	12.5688797%

Class A-2b
Note Balance @ 02/18/25	28,209,146.99
Principal Paid	8,853,072.31
Note Balance @ 03/17/25	19,356,074.68
Note Factor @ 03/17/25	12.5688797%

Class A-3
Note Balance @ 02/18/25	316,300,000.00
Principal Paid	0.00
Note Balance @ 03/17/25	316,300,000.00
Note Factor @ 03/17/25	100.0000000%

Class A-4
Note Balance @ 02/18/25	84,000,000.00
Principal Paid	0.00
Note Balance @ 03/17/25	84,000,000.00
Note Factor @ 03/17/25	100.0000000%

Class B
Note Balance @ 02/18/25	31,200,000.00
Principal Paid	0.00
Note Balance @ 03/17/25	31,200,000.00
Note Factor @ 03/17/25	100.0000000%

Class C
Note Balance @ 02/18/25	15,650,000.00
Principal Paid	0.00
Note Balance @ 03/17/25	15,650,000.00
Note Factor @ 03/17/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,209,568.94
Total Principal Paid	21,586,549.68
Total Paid	23,796,118.62

Class A-1
Coupon	5.60700%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.57000%
Interest Paid	188,328.88
Principal Paid	12,733,477.37
Total Paid to A-2a Holders	12,921,806.25

Class A-2b
SOFR Rate	4.33864%
Coupon	4.74864%
Interest Paid	100,466.31
Principal Paid	8,853,072.31
Total Paid to A-2b Holders	8,953,538.62

Class A-3
Coupon	5.15000%
Interest Paid	1,357,454.17
Principal Paid	0.00
Total Paid to A-3 Holders	1,357,454.17

Class A-4
Coupon	5.03000%
Interest Paid	352,100.00
Principal Paid	0.00
Total Paid to A-4 Holders	352,100.00

Class B
Coupon	5.36000%
Interest Paid	139,360.00
Principal Paid	0.00
Total Paid to B Holders	139,360.00

Class C
Coupon	5.51000%
Interest Paid	71,859.58
Principal Paid	0.00
Total Paid to C Holders	71,859.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.1271422
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.7812753
Total Distribution Amount	22.9084175

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.8502433
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	57.4874825
Total A-2a Distribution Amount	58.3377258

A-2b Interest Distribution Amount	0.6523786
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	57.4874825
Total A-2b Distribution Amount	58.1398611

A-3 Interest Distribution Amount	4.2916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.2916667

A-4 Interest Distribution Amount	4.1916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.1916667

B Interest Distribution Amount	4.4666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.4666667

C Interest Distribution Amount	4.5916665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.5916665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	8.59
Noteholders' Third Priority Principal Distributable Amount	724.99
Noteholders' Principal Distributable Amount	266.42

Account Balances	$ Amount
Reserve Account
Balance as of 02/18/25	2,603,351.22
Investment Earnings	8,491.70
Investment Earnings Paid	(8,491.70)
Deposit/(Withdrawal)	-
Balance as of 03/17/25	2,603,351.22
Change	-

Required Reserve Amount	2,603,351.22

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,463,884.23	3,744,496.10	4,325,461.49
Number of Extensions	123	126	159
Ratio of extensions to Beginning of Period Receivables Balance	0.61%	0.63%	0.70%